UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Mortgage Securities Fund Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s
		investments with their market values.
Financial Statements	17	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	27	Notes to the financial statements.
Board Approval of	36
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,009.70	$ 3.74
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class T
Actual	$ 1,000.00	$ 1,010.30	$ 4.04
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,005.90	$ 7.51
HypotheticalA	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 7.91
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,011.20	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.22	$ 2.61
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	75%
Class T	81%
Class B	1.51%
Class C	1.59%
Fidelity Mortgage Securities Fund	45%
Institutional Class	52%

5 Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 4%	2.2	2.0
4 – 4.99%	15.6	30.1
5 – 5.99%	60.1	36.9
6 – 6.99%	15.2	14.2
7% and over	3.2	3.4

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	5.7	4.5

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	4.0	3.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

(dagger) Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com. and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

U.S. Government Agency Mortgage Securities 85.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – 63.9%
3.734% 1/1/35 (d)	$ 439	$ 431
3.749% 12/1/34 (d)	351	345
3.752% 10/1/33 (d)	297	290
3.782% 12/1/34 (d)	67	66
3.792% 6/1/34 (d)	1,386	1,340
3.824% 6/1/33 (d)	228	224
3.829% 1/1/35 (d)	284	280
3.847% 1/1/35 (d)	857	842
3.853% 11/1/34 (d)	1,716	1,689
3.854% 10/1/33 (d)	7,169	7,018
3.869% 1/1/35 (d)	514	506
3.879% 6/1/33 (d)	1,188	1,166
3.902% 10/1/34 (d)	332	327
3.913% 5/1/34 (d)	112	112
3.917% 12/1/34 (d)	267	263
3.947% 11/1/34 (d)	553	545
3.957% 1/1/35 (d)	362	356
3.96% 5/1/33 (d)	107	105
3.972% 12/1/34 (d)	283	279
3.978% 12/1/34 (d)	358	353
3.983% 12/1/34 (d)	1,869	1,843
3.988% 1/1/35 (d)	231	228
4% 6/1/18 to 5/1/19	20,248	18,933
4.003% 12/1/34 (d)	173	171
4.006% 2/1/35 (d)	247	243
4.013% 1/1/35 (d)	499	492
4.021% 2/1/35 (d)	224	221
4.042% 12/1/34 (d)	516	509
4.048% 10/1/18 (d)	275	270
4.05% 1/1/35 (d)	143	141
4.051% 1/1/35 (d)	232	229
4.066% 4/1/33 (d)	103	101
4.067% 1/1/35 (d)	476	470
4.09% 2/1/35 (d)	191	188
4.091% 2/1/35 (d)	480	474
4.092% 2/1/35 (d)	183	180
4.106% 2/1/35 (d)	903	892
4.109% 1/1/35 (d)	518	511
4.113% 11/1/34 (d)	403	398
4.115% 2/1/35 (d)	582	575
4.121% 1/1/35 (d)	492	485
4.122% 1/1/35 (d)	904	893

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
4.144% 1/1/35 (d)	$ 781	$ 774
4.153% 2/1/35 (d)	496	489
4.166% 11/1/34 (d)	123	122
4.176% 1/1/35 (d)	432	427
4.178% 1/1/35 (d)	916	906
4.178% 1/1/35 (d)	634	616
4.188% 10/1/34 (d)	769	763
4.22% 3/1/34 (d)	267	261
4.223% 1/1/35 (d)	281	278
4.25% 2/1/35 (d)	320	311
4.267% 2/1/35 (d)	181	179
4.28% 8/1/33 (d)	615	608
4.283% 3/1/35 (d)	285	281
4.287% 7/1/34 (d)	231	230
4.299% 5/1/35 (d)	414	410
4.304% 12/1/34 (d)	183	181
4.316% 3/1/33 (d)	152	148
4.356% 1/1/35 (d)	316	308
4.357% 4/1/35 (d)	193	190
4.362% 2/1/34 (d)	711	699
4.392% 1/1/35 (d)	362	359
4.393% 11/1/34 (d)	3,823	3,790
4.395% 5/1/35 (d)	911	901
4.398% 2/1/35 (d)	463	452
4.434% 10/1/34 (d)	1,463	1,452
4.436% 4/1/34 (d)	476	471
4.438% 3/1/35 (d)	422	412
4.465% 8/1/34 (d)	924	910
4.474% 5/1/35 (d)	305	302
4.481% 1/1/35 (d)	434	430
4.5% 4/1/18 to 4/1/35	254,071	236,188
4.504% 8/1/34 (d)	598	597
4.54% 2/1/35 (d)	1,948	1,933
4.543% 2/1/35 (d)	208	207
4.545% 7/1/35 (d)	1,116	1,105
4.546% 2/1/35 (d)	305	303
4.704% 3/1/35 (d)	525	515
4.726% 7/1/34 (d)	871	859
4.798% 12/1/32 (d)	420	419
4.798% 12/1/34 (d)	332	328
5% 9/1/16 to 12/1/34	98,875	96,108
5% 5/1/36 (b)	78,531	74,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
5% 5/1/36 (b)	$ 46,000	$ 43,515
5% 5/1/36 (b)	102,043	96,529
5% 5/1/36 (b)	14,900	14,095
5.104% 5/1/35 (d)	2,074	2,072
5.197% 6/1/35 (d)	1,474	1,474
5.5% 1/1/09 to 2/1/36	219,507	215,648
5.5% 5/1/36 (b)	101,791	98,862
5.5% 5/11/36 (b)	40,000	38,849
6% 4/1/08 to 6/1/35	143,689	144,273
6% 5/1/36 (b)(c)	30,222	30,087
6.5% 2/1/20 to 12/1/35	61,976	63,197
6.5% 5/1/36 (b)	3,041	3,092
7% 3/1/17 to 7/1/33	7,048	7,262
7.5% 4/1/22 to 9/1/32	3,090	3,211
8% 9/1/07 to 12/1/29	28	30
8.5% 1/1/16 to 7/1/31	389	413
9% 6/1/09 to 10/1/30	937	1,010
9.5% 5/1/07 to 8/1/22	170	185
11% 8/1/10	95	101
12.25% 5/1/13 to 5/1/15	36	41
12.5% 8/1/15 to 3/1/16	47	53
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	33	39
		1,239,538
Freddie Mac – 21.1%
4% 4/1/19	5,608	5,227
4.05% 12/1/34 (d)	332	326
4.106% 12/1/34 (d)	466	459
4.152% 1/1/35 (d)	422	416
4.263% 3/1/35 (d)	420	414
4.294% 5/1/35 (d)	745	735
4.304% 12/1/34 (d)	439	427
4.33% 1/1/35 (d)	975	962
4.353% 2/1/35 (d)	895	883
4.443% 3/1/35 (d)	436	424
4.45% 2/1/34 (d)	424	416
4.462% 6/1/35 (d)	667	657
4.482% 3/1/35 (d)	487	474
4.484% 3/1/35 (d)	3,036	2,985
4.5% 8/1/33	4,728	4,349

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac – continued
4.552% 2/1/35 (d)	$ 698	$ 681
5% 7/1/33 to 9/1/35	129,426	122,406
5.007% 4/1/35 (d)	2,325	2,314
5.405% 8/1/33 (d)	193	193
5.5% 6/1/09 to 2/1/36	233,613	227,732
6% 5/1/16 to 10/1/34	14,035	14,074
6.5% 1/1/24 to 12/1/33	11,597	11,837
7.5% 2/1/08 to 7/1/32	10,024	10,391
8% 10/1/07 to 4/1/21	71	73
8.5% 7/1/09 to 9/1/20	169	178
9% 9/1/08 to 5/1/21	495	528
10% 1/1/09 to 5/1/19	144	154
10.5% 8/1/10 to 2/1/16	14	15
12.5% 5/1/12 to 12/1/14	90	100
13% 12/1/13 to 6/1/15	135	154
		409,984
Government National Mortgage Association – 0.5%
6.5% 5/15/28 to 7/15/34	2,108	2,172
7% 2/15/24 to 7/15/32	3,418	3,558
7.5% 12/15/06 to 4/15/32	1,976	2,069
8% 12/15/06 to 12/15/25	788	828
8.5% 8/15/16 to 10/15/28	1,209	1,298
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	78	88
13% 10/15/13	7	8
13.5% 7/15/11	10	11
		10,034

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,704,239)		1,659,556

Asset Backed Securities 0.8%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1,
4.9406% 2/28/41 (d)	4,008	4,009
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (a)	203	203
GSAMP Trust Series 2005-MTR1 Class A1, 5.0994%
10/25/35 (d)	4,576	4,576
Long Beach Mortgage Loan Trust Series 2003-3 Class M1,
5.7094% 7/25/33 (d)	3,741	3,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ocala Funding LLC Series 2006-1A Class A, 6.2181%
3/20/11 (a)(d)	$ 2,100	$ 2,100
Residential Asset Mortgage Products, Inc. Series 2003-RZ2
Class A1, 3.6% 4/25/33	697	675
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)	918	874
TOTAL ASSET BACKED SECURITIES
(Cost $16,243)		16,197

Collateralized Mortgage Obligations 8.6%

Private Sponsor 1.0%
Adjustable Rate Mortgage Trust floater Series 2004-4
Class 5A2, 5.3594% 3/25/35 (d)	718	719
Countrywide Home Loans, Inc. sequential pay Series 2002-25
Class 2A1, 5.5% 11/27/17	1,128	1,123
Credit Suisse First Boston Mortgage Acceptance Corp.
sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	2,299	2,300
CS First Boston Mortgage Securities Corp. Series 2002-15R
Class A1, 3.7763% 1/28/32 (a)(d)	422	371
Gracechurch Mortgage Funding PLC floater Series 1A
Class DB, 5.4981% 10/11/41 (a)(d)	2,520	2,519
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5%
4/25/18	5,675	5,707
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,239	1,239
Series 2004-SL2 Class A1, 6.5% 10/25/16	316	319
WAMU Mortgage pass thru certificates sequential pay
Series 2002-S6 Class A25, 6% 10/25/32	780	778
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	4,865	4,811

TOTAL PRIVATE SPONSOR		19,886
U.S. Government Agency 7.6%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,290	2,332
Series 1994-23 Class PX, 6% 8/25/23	2,910	2,900
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,271
Series 1999-15 Class PC, 6% 9/25/18	2,859	2,873
Series 2003-26 Class KI, 5% 12/25/15 (f)	4,190	393

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae: – continued
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(f)	$ 3,015	$ 527
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,225
Series 2002-11 Class QB, 5.5% 3/25/15	837	835
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	3,977
Series 2003-73 Class GA, 3.5% 5/25/31	12,329	11,425
sequential pay:
Series 2002-9 Class C, 6.5% 6/25/30	3,571	3,582
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	6,889
Series 2005-41 Class LA, 5.5% 5/25/35	3,477	3,411
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,289
Series 2002-50 Class LE, 7% 12/25/29	202	203
Series 2003-42 Class HS, 2.1406% 12/25/17 (d)(f)	12,220	626
Series 2005-50 Class DZ, 5% 6/25/35	1,008	1,002
Series 2005-69 Class ZL, 4.5% 8/25/25	1,699	1,693
Freddie Mac:
floater Series 2344 Class FP, 5.86% 8/15/31 (d)	1,513	1,542
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	2,180	2,185
Series 2512 Class PG, 5.5% 10/15/22	5,100	4,886
Series 70 Class C, 9% 9/15/20	203	202
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,084	1,092
Series 2516 Class AH, 5% 1/15/16	1,201	1,190
Freddie Mac Manufactured Housing participation certificates
guaranteed planned amortization class Series 2043
Class CJ, 6.5% 4/15/28	1,862	1,925
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (d)	2,988	3,066
Class PF, 5.89% 12/15/31 (d)	2,735	2,819
Series 2410 Class PF, 5.89% 2/15/32 (d)	5,993	6,173
Series 2412 Class GF, 5.86% 2/15/32 (d)	1,259	1,296
Series 2958 Class TF, 0% 4/15/35 (d)	836	785
planned amortization class:
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,362
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,111
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,094

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed: –
continued
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	$ 3,375	$ 3,348
Series 2810 Class PD, 6% 6/15/33	2,540	2,506
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,725
Series 3077 Class TO, 4/15/35 (g)	5,146	3,577
sequential pay:
Series 2135 Class JE, 6% 3/15/29	3,328	3,299
Series 2281 Class ZB, 6% 3/15/30	1,439	1,445
Series 2608 Class FJ, 5.31% 3/15/17 (d)	3,995	4,014
Series 2638 Class FA, 5.31% 11/15/16 (d)	3,694	3,710
Series 2644 Class EF, 5.26% 2/15/18 (d)	4,166	4,184
Series 2750 Class ZT, 5% 2/15/34	2,418	2,041
Series 3097 Class IA, 5.5% 3/15/33 (f)	5,461	1,132
Series 1658 Class GZ, 7% 1/15/24	3,561	3,672

TOTAL U.S. GOVERNMENT AGENCY		146,834

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $168,700)		166,720

Commercial Mortgage Securities 3.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.107%
2/14/43 (d)(f)	38,930	1,632
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class B, 4.888% 5/14/16 (a)	560	552
Class C, 4.937% 5/14/16 (a)	1,165	1,150
Class D, 4.986% 5/14/16 (a)	425	420
Class E, 5.064% 5/14/16 (a)	1,315	1,305
Class F, 5.182% 5/14/16 (a)	315	313
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL,
0.6989% 5/15/35 (a)(d)(f)	31,753	1,740
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,190
Class F, 7.734% 1/15/32	600	642
COMM floater Series 2001-FL5A Class E, 6.4013%
11/15/13 (a)(d)	2,823	2,822

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41		$ 6,079	$ 6,367
Series 1997-C2 Class D, 7.27% 1/17/35		5,175	5,390
Series 1998-C1 Class D, 7.17% 5/17/40		3,360	3,585
Deutsche Mortgage & Asset Receiving Corp. sequential pay
Series 1998-C1 Class D, 7.231% 6/15/31		1,390	1,442
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5313%
2/17/24 (d)		4,606	4,793
Fannie Mae guaranteed REMIC pass thru certificates
Series 1998-49 Class MI, 0.826% 6/17/38 (d)(f)		86,766	3,242
Greenwich Capital Commercial Funding Corp. Series 2002-C1
Class SWDB, 5.857% 11/11/19 (a)		2,600	2,560
GS Mortgage Securities Corp. II Series 1998-GLII Class E,
6.9671% 4/13/31 (d)		390	401
Host Marriott Pool Trust sequential pay Series 1999-HMTA
Class B, 7.3% 8/3/15 (a)		785	828
LB-UBS Commercial Mortgage Trust sequential pay
Series 2000-C3 Class A2, 7.95% 1/15/10		2,790	3,014
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13%
11/20/37 (a)		10,815	8,849
Morgan Stanley Capital I, Inc. Series 1997-RR Class C,
7.3486% 4/30/39 (a)(d)		1,550	1,550
Trizechahn Office Properties Trust Series 2001-TZHA Class E3,
7.253% 3/15/13 (a)		4,276	4,389
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $62,062)			58,176

Fixed Income Funds 21.8%
		Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $421,431)		4,247,691	422,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Cash Equivalents 0.7%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.78%, dated 4/28/06 due 5/1/06)
(Cost $13,483)		$ 13,488	$ 13,483

TOTAL INVESTMENT PORTFOLIO 120.4%
(Cost $2,386,158)			2,336,735

NET OTHER ASSETS (20.4)%			(396,533)
NET ASSETS 100%			$ 1,940,202

Swap Agreements
	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Interest Rate Swaps
Receive quarterly a floating rate based on
3-month LIBOR and pay semi-annually a
fixed rate equal to 5.234% with Lehman
Brothers, Inc.	March 2036	$ 9,000	$ 620
Receive semi-annually a fixed rate equal to
5.132% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	March 2009	50,000	(217)
TOTAL INTEREST RATE SWAPS		59,000	403
Total Return Swaps
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Citibank	May 2006	20,000	(70)
TOTAL TOTAL RETURN SWAPS		20,000	(70)
		$ 79,000	$ 333

See accompanying notes which are an integral part of the financial statements.

	15		Semiannual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $32,545,000 or
1.7% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) A portion of the security is subject to a
forward commitment to sell.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com and/or advisor.fidelity.com,
as applicable. The reports are located
just after the fund’s financial statements
and quarterly reports but are not part of
the financial statements or quarterly
reports. In addition, the fixed-income
central fund’s financial statements are
available on the EDGAR Database on
the SEC’s web site, www.sec.gov, or
upon request.

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(g) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Ultra Short Central Fund	$ 10,299

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
Fund	beginning of		Proceeds	period	end of period
(Amounts in thousands)	period
Fidelity Ultra Short
Central Fund	$ 447,428	$ —	$ 24,997	$ 422,603	5.9%

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $2,479,000 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $13,483)
See accompanying schedule:
Unaffiliated issuers (cost $1,964,727)	$ 1,914,132
Affiliated Central Funds (cost $421,431)	422,603
Total Investments (cost $2,386,158)		$ 2,336,735
Commitment to sell securities on a delayed delivery basis	(3,484)
Receivable for securities sold on a delayed delivery basis	3,483	(1)
Receivable for investments sold, regular delivery		1,605
Cash		434
Receivable for fund shares sold		1,184
Interest receivable		9,016
Swap agreements, at value		333
Total assets		2,349,306

Liabilities
Payable for investments purchased
Regular delivery	$ 4,764
Delayed delivery	400,122
Payable for fund shares redeemed	2,674
Distributions payable	600
Accrued management fee	522
Distribution fees payable	121
Other affiliated payables	244
Other payables and accrued expenses	57
Total liabilities		409,104

Net Assets		$ 1,940,202
Net Assets consist of:
Paid in capital		$ 1,994,428
Distributions in excess of net investment income		(2,708)
Accumulated undistributed net realized gain (loss) on
investments		(2,427)
Net unrealized appreciation (depreciation) on
investments		(49,091)
Net Assets		$ 1,940,202

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($52,667 ÷ 4,847.4 shares)	$ 10.86

Maximum offering price per share (100/95.25 of $10.86)	$ 11.40
Class T:
Net Asset Value and redemption price per share
($106,514 ÷ 9,790 shares)	$ 10.88

Maximum offering price per share (100/96.50 of $10.88)	$ 11.27
Class B:
Net Asset Value and offering price per share
($82,685 ÷ 7,611 shares)A	$ 10.86

Class C:
Net Asset Value and offering price per share
($34,311 ÷ 3,161 shares)A	$ 10.85

Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per
share ($1,648,518 ÷ 151,454 shares)	$ 10.88

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($15,507 ÷ 1,428 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 41,081
Income from affiliated Central Funds		10,299
Total income		51,380

Expenses
Management fee	$ 3,287
Transfer agent fees	1,217
Distribution fees	786
Fund wide operations fee	289
Independent trustees’ compensation	4
Miscellaneous	2
Total expenses before reductions	5,585
Expense reductions	(7)	5,578

Net investment income		45,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,646)
Affiliated Central Funds	(13)
Swap agreements	(740)
Total net realized gain (loss)		(5,399)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(16,594)
Swap agreements	459
Delayed delivery commitments	(1)
Total change in net unrealized appreciation
(depreciation)		(16,136)
Net gain (loss)		(21,535)
Net increase (decrease) in net assets resulting from
operations		$ 24,267

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,802	$ 80,564
Net realized gain (loss)	(5,399)	1,596
Change in net unrealized appreciation (depreciation) .	(16,136)	(52,287)
Net increase (decrease) in net assets resulting from
operations	24,267	29,873
Distributions to shareholders from net investment income .	(46,139)	(83,034)
Distributions to shareholders from net realized gain	—	(10,450)
Total distributions	(46,139)	(93,484)
Share transactions - net increase (decrease)	(179,406)	288,375
Total increase (decrease) in net assets	(201,278)	224,764

Net Assets
Beginning of period	2,141,480	1,916,716
End of period (including distributions in excess of net
investment income of $2,708 and distributions in
excess of net investment income of $2,371,
respectively)	$ 1,940,202	$ 2,141,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment
Operations
Net investment
incomeE	.235	.408	.365	.282	.502H	.630
Net realized and unre
alized gain (loss)	(.128)	(.267)	.181	.112	.172H	.613
Total from investment
operations		107.141	.546	.394	.674	1.243
Distributions from net
investment income	(.237)	(.421)	(.366)	(.274)	(.534)	(.653)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.237)	(.481)	(.516)	(.354)	(.534)	(.653)
Net asset value,
end of period	$ 10.86	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Total ReturnB,C,D	97%	1.26%	4.97%	3.56%	6.26%	12.15%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.74%A	.82%	.86%	.81%	.84%	.85%
Expenses net of fee
waivers, if any	.74%A	.82%	.86%	.81%	.84%	.85%
Expenses net of all
reductions	.74%A	.82%	.86%	.81%	.84%	.85%
Net investment income	4.31%A	3.65%	3.24%	2.51%	4.55%H	5.86%
Supplemental Data
Net assets,
end of period
(in millions)	$ 53	$ 50	$ 55	$ 69	$ 63	$ 15
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment
Operations
Net investment
incomeE	.232	.400	.353	.270	.492H	.622
Net realized and unre
alized gain (loss)	(.118)	(.268)	.181	.101	.171H	.617
Total from investment
operations	.114	.132	.534	.371	.663	1.239
Distributions from net
investment income	(.234)	(.412)	(.354)	(.261)	(.523)	(.639)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.234)	(.472)	(.504)	(.341)	(.523)	(.639)
Net asset value,
end of period	$ 10.88	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total ReturnB,C,D	1.03%	1.18%	4.86%	3.34%	6.15%	12.09%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.81%A	.89%	.96%	.93%	.94%	.96%
Expenses net of fee
waivers, if any	.81%A	.89%	.96%	.93%	.94%	.96%
Expenses net of all
reductions	.81%A	.89%	.96%	.93%	.94%	.96%
Net investment income	4.25%A	3.57%	3.14%	2.39%	4.45%H	5.75%
Supplemental Data
Net assets,
end of period
(in millions)	$ 107	$ 126	$ 131	$ 155	$ 195	$ 106
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment
Operations
Net investment
incomeE	.194	.323	.278	.197	.421H	.551
Net realized and unre
alized gain (loss)	(.128)	(.257)	.172	.112	.171H	.611
Total from investment
operations	.066	.066	.450	.309	.592	1.162
Distributions from net
investment income	(.196)	(.336)	(.280)	(.189)	(.452)	(.572)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.196)	(.396)	(.430)	(.269)	(.452)	(.572)
Net asset value,
end of period	$ 10.86	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Total ReturnB,C,D	.59%	.58%	4.08%	2.78%	5.48%	11.32%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.50%A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of fee
waivers, if any	1.50%A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of all
reductions	1.50%A	1.58%	1.63%	1.57%	1.57%	1.60%
Net investment income	3.55%A	2.89%	2.48%	1.75%	3.82%H	5.11%
Supplemental Data
Net assets,
end of period
(in millions)	$ 83	$ 101	$ 134	$ 182	$ 176	$ 57
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value,
beginning of period .	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment
Operations
Net investment
incomeE	.189	.316	.273	.189	.413I	.112
Net realized and unre
alized gain (loss)	(.127)	(.257)	.172	.112	.173I	.238
Total from investment
operations	.062	.059	.445	.301	.586	.350
Distributions from net
investment income	(.192)	(.329)	(.275)	(.181)	(.436)	(.140)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.192)	(.389)	(.425)	(.261)	(.436)	(1.40)
Net asset value,
end of period	$ 10.85	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total ReturnB,C,D	.56%	.52%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net AssetsF,H
Expenses before
reductions	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Expenses net of fee
waivers, if any	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Expenses net of all
reductions	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Net investment income	3.48%A	2.82%	2.42%	1.68%	3.75%I	4.87%A
Supplemental Data
Net assets,
end of period
(in millions)	$ 34	$ 41	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Fidelity Mortgage Securities Fund
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment
Operations
Net investment
incomeD	.252	.438	.390	.306	.526G	.654
Net realized and unre
alized gain (loss)	(.129)	(.257)	.183	.102	.170G	.619
Total from investment
operations	.123	.181	.573	.408	.696	1.273
Distributions from net
investment income	(.253)	(.451)	(.393)	(.298)	(.556)	(.673)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.253)	(.511)	(.543)	(.378)	(.556)	(.673)
Net asset value,
end of period	$ 10.88	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total ReturnB,C	1.12%	1.61%	5.21%	3.68%	6.47%	12.44%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.45%A	.55%	.62%	.60%	.63%	.66%
Expenses net of fee
waivers, if any	.45%A	.55%	.62%	.60%	.63%	.66%
Expenses net of all
reductions	.45%A	.55%	.62%	.60%	.63%	.66%
Net investment income	4.61%A	3.91%	3.48%	2.72%	4.76%G	6.04%
Supplemental Data
Net assets,
end of period
(in millions)	$ 1,649	$ 1,807	$ 1,525	$ 1,302	$ 1,208	$ 430
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Income from Investment
Operations
Net investment
incomeD	.247	.432	.387	.302	.513G	.644
Net realized and unre
alized gain (loss)	(.117)	(.266)	.182	.112	.171G	.610
Total from investment
operations	.130	.166	.569	.414	.684	1.254
Distributions from net
investment income	(.250)	(.446)	(.389)	(.294)	(.544)	(.664)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.250)	(.506)	(.539)	(.374)	(.544)	(.664)
Net asset value,
end of period	$ 10.86	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Total ReturnB,C	1.18%	1.48%	5.19%	3.75%	6.36%	12.27%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.51%A	.60%	.66%	.63%	.75%	.76%
Expenses net of fee
waivers, if any	.51%A	.60%	.66%	.63%	.75%	.75%
Expenses net of all
reductions	.51%A	.60%	.66%	.63%	.75%	.75%
Net investment income	4.54%A	3.87%	3.45%	2.69%	4.65%G	5.95%
Supplemental Data
Net assets,
end of period
(in millions)	$ 16	$ 16	$ 13	$ 16	$ 12	$ 7
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,198
Unrealized depreciation	(49,863)
Net unrealized appreciation (depreciation)	$ (44,665)
Cost for federal income tax purposes	$ 2,381,400

Semiannual Report

28

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses,

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements continued

respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accom panying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strate gies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differen tial between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

Semiannual Report

30

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $15,247 and $50,205, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 39	$ 1
Class T	0%	.25%	145	1
Class B	.65%	.25%	414	300
Class C	.75%	.25%	188	18
			$ 786	$ 320

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial interme diaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 6
Class T	5
Class B*	162
Class C*	2
$ 175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder ser vicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Fidelity Mortgage Securities Fund’s average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62	.24*
Class T	119	.21*
Class B	114	.25*
Class C	42	.22*
Fidelity Mortgage Securities Fund	867	.10*
Institutional Class	13	.16*
	$ 1,217

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agree ment (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report 32

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $7.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Class A	$ 1,112	$ 2,029
Class T	2,457	4,745
Class B	1,644	3,543
Class C	657	1,456
Fidelity Mortgage Securities Fund	39,894	70,651
Institutional Class	375	610
Total	$ 46,139	$ 83,034
From net realized gain
Class A	$ —	$ 287
Class T	—	691
Class B	—	700
Class C	—	301
Fidelity Mortgage Securities Fund	—	8,396
Institutional Class	—	75
Total	$ —	$ 10,450

Semiannual Report

34

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	1,132	1,644	$ 12,460	$ 18,382
Reinvestment of
distributions	87	179	952	2,002
Shares redeemed	(963)	(2,106)	(10,573)	(23,537)
Net increase (decrease) .	256	(283)	$ 2,839	$ (3,153)
Class T
Shares sold	912	3,841	$ 10,025	$ 43,073
Reinvestment of
distributions	212	458	2,330	5,128
Shares redeemed	(2,753)	(4,417)	(30,288)	(49,428)
Net increase (decrease) .	(1,629)	(118)	$ (17,933)	$ (1,227)
Class B
Shares sold	109	374	$ 1,195	$ 4,184
Reinvestment of
distributions	120	308	1,322	3,440
Shares redeemed	(1,817)	(3,340)	(19,958)	(37,334)
Net increase (decrease) .	(1,588)	(2,658)	$ (17,441)	$ (29,710)
Class C
Shares sold	158	501	$ 1,739	$ 5,615
Reinvestment of
distributions	47	124	514	1,386
Shares redeemed	(779)	(2,018)	(8,547)	(22,545)
Net increase (decrease) .	(574)	(1,393)	$ (6,294)	$ (15,544)
Fidelity Mortgage
Securities Fund
Shares sold	12,458	60,281	$ 137,177	$ 676,321
Reinvestment of
distributions	3,365	6,543	36,994	73,241
Shares redeemed	(28,561)	(37,075)	(314,291)	(414,945)
Net increase (decrease) .	(12,738)	29,749	$ (140,120)	$ 334,617
Institutional Class
Shares sold	297	733	$ 3,254	$ 8,212
Reinvestment of
distributions	26	44	289	496
Shares redeemed	(366)	(476)	(4,000)	(5,316)
Net increase (decrease) .	(43)	301	$ (457)	$ 3,392

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Securities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

36

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

37 Semiannual Report

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39 Semiannual Report

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41 Semiannual Report

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43 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money Management,
Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AMOR-USAN-0606 1.784898.103

Fidelity® Advisor Mortgage Securities Fund Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s
		investments with their market values.
Financial Statements	17	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	27	Notes to the financial statements.
Board Approval of	36
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,009.70	$ 3.74
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class T
Actual	$ 1,000.00	$ 1,010.30	$ 4.04
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,005.90	$ 7.51
HypotheticalA	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 7.91
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,011.20	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.22	$ 2.61
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	75%
Class T	81%
Class B	1.51%
Class C	1.59%
Fidelity Mortgage Securities Fund	45%
Institutional Class	52%

5 Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 4%	2.2	2.0
4 – 4.99%	15.6	30.1
5 – 5.99%	60.1	36.9
6 – 6.99%	15.2	14.2
7% and over	3.2	3.4

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	5.7	4.5

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	4.0	3.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

(dagger) Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com. and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

U.S. Government Agency Mortgage Securities 85.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – 63.9%
3.734% 1/1/35 (d)	$ 439	$ 431
3.749% 12/1/34 (d)	351	345
3.752% 10/1/33 (d)	297	290
3.782% 12/1/34 (d)	67	66
3.792% 6/1/34 (d)	1,386	1,340
3.824% 6/1/33 (d)	228	224
3.829% 1/1/35 (d)	284	280
3.847% 1/1/35 (d)	857	842
3.853% 11/1/34 (d)	1,716	1,689
3.854% 10/1/33 (d)	7,169	7,018
3.869% 1/1/35 (d)	514	506
3.879% 6/1/33 (d)	1,188	1,166
3.902% 10/1/34 (d)	332	327
3.913% 5/1/34 (d)	112	112
3.917% 12/1/34 (d)	267	263
3.947% 11/1/34 (d)	553	545
3.957% 1/1/35 (d)	362	356
3.96% 5/1/33 (d)	107	105
3.972% 12/1/34 (d)	283	279
3.978% 12/1/34 (d)	358	353
3.983% 12/1/34 (d)	1,869	1,843
3.988% 1/1/35 (d)	231	228
4% 6/1/18 to 5/1/19	20,248	18,933
4.003% 12/1/34 (d)	173	171
4.006% 2/1/35 (d)	247	243
4.013% 1/1/35 (d)	499	492
4.021% 2/1/35 (d)	224	221
4.042% 12/1/34 (d)	516	509
4.048% 10/1/18 (d)	275	270
4.05% 1/1/35 (d)	143	141
4.051% 1/1/35 (d)	232	229
4.066% 4/1/33 (d)	103	101
4.067% 1/1/35 (d)	476	470
4.09% 2/1/35 (d)	191	188
4.091% 2/1/35 (d)	480	474
4.092% 2/1/35 (d)	183	180
4.106% 2/1/35 (d)	903	892
4.109% 1/1/35 (d)	518	511
4.113% 11/1/34 (d)	403	398
4.115% 2/1/35 (d)	582	575
4.121% 1/1/35 (d)	492	485
4.122% 1/1/35 (d)	904	893

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
4.144% 1/1/35 (d)	$ 781	$ 774
4.153% 2/1/35 (d)	496	489
4.166% 11/1/34 (d)	123	122
4.176% 1/1/35 (d)	432	427
4.178% 1/1/35 (d)	916	906
4.178% 1/1/35 (d)	634	616
4.188% 10/1/34 (d)	769	763
4.22% 3/1/34 (d)	267	261
4.223% 1/1/35 (d)	281	278
4.25% 2/1/35 (d)	320	311
4.267% 2/1/35 (d)	181	179
4.28% 8/1/33 (d)	615	608
4.283% 3/1/35 (d)	285	281
4.287% 7/1/34 (d)	231	230
4.299% 5/1/35 (d)	414	410
4.304% 12/1/34 (d)	183	181
4.316% 3/1/33 (d)	152	148
4.356% 1/1/35 (d)	316	308
4.357% 4/1/35 (d)	193	190
4.362% 2/1/34 (d)	711	699
4.392% 1/1/35 (d)	362	359
4.393% 11/1/34 (d)	3,823	3,790
4.395% 5/1/35 (d)	911	901
4.398% 2/1/35 (d)	463	452
4.434% 10/1/34 (d)	1,463	1,452
4.436% 4/1/34 (d)	476	471
4.438% 3/1/35 (d)	422	412
4.465% 8/1/34 (d)	924	910
4.474% 5/1/35 (d)	305	302
4.481% 1/1/35 (d)	434	430
4.5% 4/1/18 to 4/1/35	254,071	236,188
4.504% 8/1/34 (d)	598	597
4.54% 2/1/35 (d)	1,948	1,933
4.543% 2/1/35 (d)	208	207
4.545% 7/1/35 (d)	1,116	1,105
4.546% 2/1/35 (d)	305	303
4.704% 3/1/35 (d)	525	515
4.726% 7/1/34 (d)	871	859
4.798% 12/1/32 (d)	420	419
4.798% 12/1/34 (d)	332	328
5% 9/1/16 to 12/1/34	98,875	96,108
5% 5/1/36 (b)	78,531	74,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
5% 5/1/36 (b)	$ 46,000	$ 43,515
5% 5/1/36 (b)	102,043	96,529
5% 5/1/36 (b)	14,900	14,095
5.104% 5/1/35 (d)	2,074	2,072
5.197% 6/1/35 (d)	1,474	1,474
5.5% 1/1/09 to 2/1/36	219,507	215,648
5.5% 5/1/36 (b)	101,791	98,862
5.5% 5/11/36 (b)	40,000	38,849
6% 4/1/08 to 6/1/35	143,689	144,273
6% 5/1/36 (b)(c)	30,222	30,087
6.5% 2/1/20 to 12/1/35	61,976	63,197
6.5% 5/1/36 (b)	3,041	3,092
7% 3/1/17 to 7/1/33	7,048	7,262
7.5% 4/1/22 to 9/1/32	3,090	3,211
8% 9/1/07 to 12/1/29	28	30
8.5% 1/1/16 to 7/1/31	389	413
9% 6/1/09 to 10/1/30	937	1,010
9.5% 5/1/07 to 8/1/22	170	185
11% 8/1/10	95	101
12.25% 5/1/13 to 5/1/15	36	41
12.5% 8/1/15 to 3/1/16	47	53
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	33	39
		1,239,538
Freddie Mac – 21.1%
4% 4/1/19	5,608	5,227
4.05% 12/1/34 (d)	332	326
4.106% 12/1/34 (d)	466	459
4.152% 1/1/35 (d)	422	416
4.263% 3/1/35 (d)	420	414
4.294% 5/1/35 (d)	745	735
4.304% 12/1/34 (d)	439	427
4.33% 1/1/35 (d)	975	962
4.353% 2/1/35 (d)	895	883
4.443% 3/1/35 (d)	436	424
4.45% 2/1/34 (d)	424	416
4.462% 6/1/35 (d)	667	657
4.482% 3/1/35 (d)	487	474
4.484% 3/1/35 (d)	3,036	2,985
4.5% 8/1/33	4,728	4,349

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac – continued
4.552% 2/1/35 (d)	$ 698	$ 681
5% 7/1/33 to 9/1/35	129,426	122,406
5.007% 4/1/35 (d)	2,325	2,314
5.405% 8/1/33 (d)	193	193
5.5% 6/1/09 to 2/1/36	233,613	227,732
6% 5/1/16 to 10/1/34	14,035	14,074
6.5% 1/1/24 to 12/1/33	11,597	11,837
7.5% 2/1/08 to 7/1/32	10,024	10,391
8% 10/1/07 to 4/1/21	71	73
8.5% 7/1/09 to 9/1/20	169	178
9% 9/1/08 to 5/1/21	495	528
10% 1/1/09 to 5/1/19	144	154
10.5% 8/1/10 to 2/1/16	14	15
12.5% 5/1/12 to 12/1/14	90	100
13% 12/1/13 to 6/1/15	135	154
		409,984
Government National Mortgage Association – 0.5%
6.5% 5/15/28 to 7/15/34	2,108	2,172
7% 2/15/24 to 7/15/32	3,418	3,558
7.5% 12/15/06 to 4/15/32	1,976	2,069
8% 12/15/06 to 12/15/25	788	828
8.5% 8/15/16 to 10/15/28	1,209	1,298
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	78	88
13% 10/15/13	7	8
13.5% 7/15/11	10	11
		10,034

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,704,239)		1,659,556

Asset Backed Securities 0.8%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1,
4.9406% 2/28/41 (d)	4,008	4,009
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (a)	203	203
GSAMP Trust Series 2005-MTR1 Class A1, 5.0994%
10/25/35 (d)	4,576	4,576
Long Beach Mortgage Loan Trust Series 2003-3 Class M1,
5.7094% 7/25/33 (d)	3,741	3,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ocala Funding LLC Series 2006-1A Class A, 6.2181%
3/20/11 (a)(d)	$ 2,100	$ 2,100
Residential Asset Mortgage Products, Inc. Series 2003-RZ2
Class A1, 3.6% 4/25/33	697	675
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)	918	874
TOTAL ASSET BACKED SECURITIES
(Cost $16,243)		16,197

Collateralized Mortgage Obligations 8.6%

Private Sponsor 1.0%
Adjustable Rate Mortgage Trust floater Series 2004-4
Class 5A2, 5.3594% 3/25/35 (d)	718	719
Countrywide Home Loans, Inc. sequential pay Series 2002-25
Class 2A1, 5.5% 11/27/17	1,128	1,123
Credit Suisse First Boston Mortgage Acceptance Corp.
sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	2,299	2,300
CS First Boston Mortgage Securities Corp. Series 2002-15R
Class A1, 3.7763% 1/28/32 (a)(d)	422	371
Gracechurch Mortgage Funding PLC floater Series 1A
Class DB, 5.4981% 10/11/41 (a)(d)	2,520	2,519
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5%
4/25/18	5,675	5,707
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,239	1,239
Series 2004-SL2 Class A1, 6.5% 10/25/16	316	319
WAMU Mortgage pass thru certificates sequential pay
Series 2002-S6 Class A25, 6% 10/25/32	780	778
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	4,865	4,811

TOTAL PRIVATE SPONSOR		19,886
U.S. Government Agency 7.6%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,290	2,332
Series 1994-23 Class PX, 6% 8/25/23	2,910	2,900
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,271
Series 1999-15 Class PC, 6% 9/25/18	2,859	2,873
Series 2003-26 Class KI, 5% 12/25/15 (f)	4,190	393

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae: – continued
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(f)	$ 3,015	$ 527
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,225
Series 2002-11 Class QB, 5.5% 3/25/15	837	835
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	3,977
Series 2003-73 Class GA, 3.5% 5/25/31	12,329	11,425
sequential pay:
Series 2002-9 Class C, 6.5% 6/25/30	3,571	3,582
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	6,889
Series 2005-41 Class LA, 5.5% 5/25/35	3,477	3,411
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,289
Series 2002-50 Class LE, 7% 12/25/29	202	203
Series 2003-42 Class HS, 2.1406% 12/25/17 (d)(f)	12,220	626
Series 2005-50 Class DZ, 5% 6/25/35	1,008	1,002
Series 2005-69 Class ZL, 4.5% 8/25/25	1,699	1,693
Freddie Mac:
floater Series 2344 Class FP, 5.86% 8/15/31 (d)	1,513	1,542
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	2,180	2,185
Series 2512 Class PG, 5.5% 10/15/22	5,100	4,886
Series 70 Class C, 9% 9/15/20	203	202
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,084	1,092
Series 2516 Class AH, 5% 1/15/16	1,201	1,190
Freddie Mac Manufactured Housing participation certificates
guaranteed planned amortization class Series 2043
Class CJ, 6.5% 4/15/28	1,862	1,925
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (d)	2,988	3,066
Class PF, 5.89% 12/15/31 (d)	2,735	2,819
Series 2410 Class PF, 5.89% 2/15/32 (d)	5,993	6,173
Series 2412 Class GF, 5.86% 2/15/32 (d)	1,259	1,296
Series 2958 Class TF, 0% 4/15/35 (d)	836	785
planned amortization class:
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,362
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,111
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,094

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed: –
continued
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	$ 3,375	$ 3,348
Series 2810 Class PD, 6% 6/15/33	2,540	2,506
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,725
Series 3077 Class TO, 4/15/35 (g)	5,146	3,577
sequential pay:
Series 2135 Class JE, 6% 3/15/29	3,328	3,299
Series 2281 Class ZB, 6% 3/15/30	1,439	1,445
Series 2608 Class FJ, 5.31% 3/15/17 (d)	3,995	4,014
Series 2638 Class FA, 5.31% 11/15/16 (d)	3,694	3,710
Series 2644 Class EF, 5.26% 2/15/18 (d)	4,166	4,184
Series 2750 Class ZT, 5% 2/15/34	2,418	2,041
Series 3097 Class IA, 5.5% 3/15/33 (f)	5,461	1,132
Series 1658 Class GZ, 7% 1/15/24	3,561	3,672

TOTAL U.S. GOVERNMENT AGENCY		146,834

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $168,700)		166,720

Commercial Mortgage Securities 3.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.107%
2/14/43 (d)(f)	38,930	1,632
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class B, 4.888% 5/14/16 (a)	560	552
Class C, 4.937% 5/14/16 (a)	1,165	1,150
Class D, 4.986% 5/14/16 (a)	425	420
Class E, 5.064% 5/14/16 (a)	1,315	1,305
Class F, 5.182% 5/14/16 (a)	315	313
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL,
0.6989% 5/15/35 (a)(d)(f)	31,753	1,740
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,190
Class F, 7.734% 1/15/32	600	642
COMM floater Series 2001-FL5A Class E, 6.4013%
11/15/13 (a)(d)	2,823	2,822

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41		$ 6,079	$ 6,367
Series 1997-C2 Class D, 7.27% 1/17/35		5,175	5,390
Series 1998-C1 Class D, 7.17% 5/17/40		3,360	3,585
Deutsche Mortgage & Asset Receiving Corp. sequential pay
Series 1998-C1 Class D, 7.231% 6/15/31		1,390	1,442
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5313%
2/17/24 (d)		4,606	4,793
Fannie Mae guaranteed REMIC pass thru certificates
Series 1998-49 Class MI, 0.826% 6/17/38 (d)(f)		86,766	3,242
Greenwich Capital Commercial Funding Corp. Series 2002-C1
Class SWDB, 5.857% 11/11/19 (a)		2,600	2,560
GS Mortgage Securities Corp. II Series 1998-GLII Class E,
6.9671% 4/13/31 (d)		390	401
Host Marriott Pool Trust sequential pay Series 1999-HMTA
Class B, 7.3% 8/3/15 (a)		785	828
LB-UBS Commercial Mortgage Trust sequential pay
Series 2000-C3 Class A2, 7.95% 1/15/10		2,790	3,014
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13%
11/20/37 (a)		10,815	8,849
Morgan Stanley Capital I, Inc. Series 1997-RR Class C,
7.3486% 4/30/39 (a)(d)		1,550	1,550
Trizechahn Office Properties Trust Series 2001-TZHA Class E3,
7.253% 3/15/13 (a)		4,276	4,389
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $62,062)			58,176

Fixed Income Funds 21.8%
		Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $421,431)		4,247,691	422,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Cash Equivalents 0.7%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.78%, dated 4/28/06 due 5/1/06)
(Cost $13,483)		$ 13,488	$ 13,483

TOTAL INVESTMENT PORTFOLIO 120.4%
(Cost $2,386,158)			2,336,735

NET OTHER ASSETS (20.4)%			(396,533)
NET ASSETS 100%			$ 1,940,202

Swap Agreements
	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Interest Rate Swaps
Receive quarterly a floating rate based on
3-month LIBOR and pay semi-annually a
fixed rate equal to 5.234% with Lehman
Brothers, Inc.	March 2036	$ 9,000	$ 620
Receive semi-annually a fixed rate equal to
5.132% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	March 2009	50,000	(217)
TOTAL INTEREST RATE SWAPS		59,000	403
Total Return Swaps
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Citibank	May 2006	20,000	(70)
TOTAL TOTAL RETURN SWAPS		20,000	(70)
		$ 79,000	$ 333

See accompanying notes which are an integral part of the financial statements.

	15		Semiannual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $32,545,000 or
1.7% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) A portion of the security is subject to a
forward commitment to sell.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com and/or advisor.fidelity.com,
as applicable. The reports are located
just after the fund’s financial statements
and quarterly reports but are not part of
the financial statements or quarterly
reports. In addition, the fixed-income
central fund’s financial statements are
available on the EDGAR Database on
the SEC’s web site, www.sec.gov, or
upon request.

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(g) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Ultra Short Central Fund	$ 10,299

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
Fund	beginning of		Proceeds	period	end of period
(Amounts in thousands)	period
Fidelity Ultra Short
Central Fund	$ 447,428	$ —	$ 24,997	$ 422,603	5.9%

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $2,479,000 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $13,483)
See accompanying schedule:
Unaffiliated issuers (cost $1,964,727)	$ 1,914,132
Affiliated Central Funds (cost $421,431)	422,603
Total Investments (cost $2,386,158)		$ 2,336,735
Commitment to sell securities on a delayed delivery basis	(3,484)
Receivable for securities sold on a delayed delivery basis	3,483	(1)
Receivable for investments sold, regular delivery		1,605
Cash		434
Receivable for fund shares sold		1,184
Interest receivable		9,016
Swap agreements, at value		333
Total assets		2,349,306

Liabilities
Payable for investments purchased
Regular delivery	$ 4,764
Delayed delivery	400,122
Payable for fund shares redeemed	2,674
Distributions payable	600
Accrued management fee	522
Distribution fees payable	121
Other affiliated payables	244
Other payables and accrued expenses	57
Total liabilities		409,104

Net Assets		$ 1,940,202
Net Assets consist of:
Paid in capital		$ 1,994,428
Distributions in excess of net investment income		(2,708)
Accumulated undistributed net realized gain (loss) on
investments		(2,427)
Net unrealized appreciation (depreciation) on
investments		(49,091)
Net Assets		$ 1,940,202

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($52,667 ÷ 4,847.4 shares)	$ 10.86

Maximum offering price per share (100/95.25 of $10.86)	$ 11.40
Class T:
Net Asset Value and redemption price per share
($106,514 ÷ 9,790 shares)	$ 10.88

Maximum offering price per share (100/96.50 of $10.88)	$ 11.27
Class B:
Net Asset Value and offering price per share
($82,685 ÷ 7,611 shares)A	$ 10.86

Class C:
Net Asset Value and offering price per share
($34,311 ÷ 3,161 shares)A	$ 10.85

Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per
share ($1,648,518 ÷ 151,454 shares)	$ 10.88

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($15,507 ÷ 1,428 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 41,081
Income from affiliated Central Funds		10,299
Total income		51,380

Expenses
Management fee	$ 3,287
Transfer agent fees	1,217
Distribution fees	786
Fund wide operations fee	289
Independent trustees’ compensation	4
Miscellaneous	2
Total expenses before reductions	5,585
Expense reductions	(7)	5,578

Net investment income		45,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,646)
Affiliated Central Funds	(13)
Swap agreements	(740)
Total net realized gain (loss)		(5,399)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(16,594)
Swap agreements	459
Delayed delivery commitments	(1)
Total change in net unrealized appreciation
(depreciation)		(16,136)
Net gain (loss)		(21,535)
Net increase (decrease) in net assets resulting from
operations		$ 24,267

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,802 $	$ 80,564
Net realized gain (loss)	(5,399)	1,596
Change in net unrealized appreciation (depreciation) .	(16,136)	(52,287)
Net increase (decrease) in net assets resulting from
operations	24,267	29,873
Distributions to shareholders from net investment income .	(46,139)	(83,034)
Distributions to shareholders from net realized gain	—	(10,450)
Total distributions	(46,139)	(93,484)
Share transactions - net increase (decrease)	(179,406)	288,375
Total increase (decrease) in net assets	(201,278)	224,764

Net Assets
Beginning of period	2,141,480	1,916,716
End of period (including distributions in excess of net
investment income of $2,708 and distributions in
excess of net investment income of $2,371,
respectively)	$ 1,940,202	$ 2,141,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment
Operations
Net investment
incomeE	.235	.408	.365	.282	.502H	.630
Net realized and unre
alized gain (loss)	(.128)	(.267)	.181	.112	.172H	.613
Total from investment
operations		107.141	.546	.394	.674	1.243
Distributions from net
investment income	(.237)	(.421)	(.366)	(.274)	(.534)	(.653)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.237)	(.481)	(.516)	(.354)	(.534)	(.653)
Net asset value,
end of period	$ 10.86	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Total ReturnB,C,D	.97%	1.26%	4.97%	3.56%	6.26%	12.15%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.74%A	.82%	.86%	.81%	.84%	.85%
Expenses net of fee
waivers, if any	.74%A	.82%	.86%	.81%	.84%	.85%
Expenses net of all
reductions	.74%A	.82%	.86%	.81%	.84%	.85%
Net investment income	4.31%A	3.65%	3.24%	2.51%	4.55%H	5.86%
Supplemental Data
Net assets,
end of period
(in millions)	$ 53	$ 50	$ 55	$ 69	$ 63	$ 15
Portfolio turnover rate	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment
Operations
Net investment
incomeE	.232	.400	.353	.270	.492H	.622
Net realized and unre
alized gain (loss)	(.118)	(.268)	.181	.101	.171H	.617
Total from investment
operations	.114	.132	.534	.371	.663	1.239
Distributions from net
investment income	(.234)	(.412)	(.354)	(.261)	(.523)	(.639)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.234)	(.472)	(.504)	(.341)	(.523)	(.639)
Net asset value,
end of period	$ 10.88	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total ReturnB,C,D	1.03%	1.18%	4.86%	3.34%	6.15%	12.09%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.81%A	.89%	.96%	.93%	.94%	.96%
Expenses net of fee
waivers, if any	.81%A	.89%	.96%	.93%	.94%	.96%
Expenses net of all
reductions	.81%A	.89%	.96%	.93%	.94%	.96%
Net investment income	4.25%A	3.57%	3.14%	2.39%	4.45%H	5.75%
Supplemental Data
Net assets,
end of period
(in millions)	$ 107	$ 126	$ 131	$ 155	$ 195	$ 106
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment
Operations
Net investment
incomeE	.194	.323	.278	.197	.421H	.551
Net realized and unre
alized gain (loss)	(.128)	(.257)	.172	.112	.171H	.611
Total from investment
operations	.066	.066	.450	.309	.592	1.162
Distributions from net
investment income	(.196)	(.336)	(.280)	(.189)	(.452)	(.572)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.196)	(.396)	(.430)	(.269)	(.452)	(.572)
Net asset value,
end of period	$ 10.86	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Total ReturnB,C,D	.59%	.58%	4.08%	2.78%	5.48%	11.32%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.50%A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of fee
waivers, if any	1.50%A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of all
reductions	1.50%A	1.58%	1.63%	1.57%	1.57%	1.60%
Net investment income	3.55%A	2.89%	2.48%	1.75%	3.82%H	5.11%
Supplemental Data
Net assets,
end of period
(in millions)	$ 83	$ 101	$ 134	$ 182	$ 176	$ 57
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value,
beginning of period .	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment
Operations
Net investment
incomeE	.189	.316	.273	.189	.413I	.112
Net realized and unre
alized gain (loss)	(.127)	(.257)	.172	.112	.173I	.238
Total from investment
operations		062.059	.445	.301	.586	.350
Distributions from net
investment income	(.192)	(.329)	(.275)	(.181)	(.436)	(.140)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.192)	(.389)	(.425)	(.261)	(.436)	(1.40)
Net asset value,
end of period	$ 10.85	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total ReturnB,C,D	.56%	.52%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net AssetsF,H
Expenses before
reductions	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Expenses net of fee
waivers, if any	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Expenses net of all
reductions	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Net investment income	3.48%A	2.82%	2.42%	1.68%	3.75%I	4.87%A
Supplemental Data
Net assets,
end of period
(in millions)	$ 34	$ 41	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Fidelity Mortgage Securities Fund
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment
Operations
Net investment
incomeD	.252	.438	.390	.306	.526G	.654
Net realized and unre
alized gain (loss)	(.129)	(.257)	.183	.102	.170G	.619
Total from investment
operations		123.181	.573	.408	.696	1.273
Distributions from net
investment income	(.253)	(.451)	(.393)	(.298)	(.556)	(.673)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)		—
Total distributions	(.253)	(.511)	(.543)	(.378)	(.556)	(.673)
Net asset value,
end of period	$ 10.88	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total ReturnB,C	1.12%	1.61%	5.21%	3.68%	6.47%	12.44%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.45%A	.55%	.62%	.60%	.63%	.66%
Expenses net of fee
waivers, if any	.45%A	.55%	.62%	.60%	.63%	.66%
Expenses net of all
reductions	.45%A	.55%	.62%	.60%	.63%	.66%
Net investment income	4.61%A	3.91%	3.48%	2.72%	4.76%G	6.04%
Supplemental Data
Net assets,
end of period
(in millions)	$ 1,649	$ 1,807	$ 1,525	$ 1,302	$ 1,208	$ 430
Portfolio turnover rate	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Income from Investment
Operations
Net investment
incomeD	.247	.432	.387	.302	.513G	.644
Net realized and unre
alized gain (loss)	(.117)	(.266)	.182	.112	.171G	.610
Total from investment
operations	.130	.166	.569	.414	.684	1.254
Distributions from net
investment income	(.250)	(.446)	(.389)	(.294)	(.544)	(.664)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.250)	(.506)	(.539)	(.374)	(.544)	(.664)
Net asset value,
end of period	$ 10.86	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Total ReturnB,C	1.18%	1.48%	5.19%	3.75%	6.36%	12.27%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.51%A	.60%	.66%	.63%	.75%	.76%
Expenses net of fee
waivers, if any	.51%A	.60%	.66%	.63%	.75%	.75%
Expenses net of all
reductions	.51%A	.60%	.66%	.63%	.75%	.75%
Net investment income	4.54%A	3.87%	3.45%	2.69%	4.65%G	5.95%
Supplemental Data
Net assets,
end of period
(in millions)	$ 16	$ 16	$ 13	$ 16	$ 12	$ 7
Portfolio turnover rate	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,198
Unrealized depreciation	(49,863)
Net unrealized appreciation (depreciation)	$ (44,665)
Cost for federal income tax purposes	$ 2,381,400

Semiannual Report

28

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses,

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements continued

respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accom panying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strate gies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differen tial between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

Semiannual Report

30

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $15,247 and $50,205, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 39	$ 1
Class T	0%	.25%	145	1
Class B	.65%	.25%	414	300
Class C	.75%	.25%	188	18
			$ 786	$ 320

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial interme diaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 6
Class T	5
Class B*	162
Class C*	2
$ 175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder ser vicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Fidelity Mortgage Securities Fund’s average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62	.24*
Class T	119	.21*
Class B	114	.25*
Class C	42	.22*
Fidelity Mortgage Securities Fund	867	.10*
Institutional Class	13	.16*
	$ 1,217
* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agree ment (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

32

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $7.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Class A	$ 1,112	$ 2,029
Class T	2,457	4,745
Class B	1,644	3,543
Class C	657	1,456
Fidelity Mortgage Securities Fund	39,894	70,651
Institutional Class	375	610
Total	$ 46,139	$ 83,034
From net realized gain
Class A	$ —	$ 287
Class T	—	691
Class B	—	700
Class C	—	301
Fidelity Mortgage Securities Fund	—	8,396
Institutional Class	—	75
Total	$ —	$ 10,450

Semiannual Report

34

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	1,132	1,644	$ 12,460	$ 18,382
Reinvestment of
distributions	87	179	952	2,002
Shares redeemed	(963)	(2,106)	(10,573)	(23,537)
Net increase (decrease) .	256	(283)	$ 2,839	$ (3,153)
Class T
Shares sold	912	3,841	$ 10,025	$ 43,073
Reinvestment of
distributions	212	458	2,330	5,128
Shares redeemed	(2,753)	(4,417)	(30,288)	(49,428)
Net increase (decrease) .	(1,629)	(118)	$ (17,933)	$ (1,227)
Class B
Shares sold	109	374	$ 1,195	$ 4,184
Reinvestment of
distributions	120	308	1,322	3,440
Shares redeemed	(1,817)	(3,340)	(19,958)	(37,334)
Net increase (decrease) .	(1,588)	(2,658)	$ (17,441)	$ (29,710)
Class C
Shares sold	158	501	$ 1,739	$ 5,615
Reinvestment of
distributions	47	124	514	1,386
Shares redeemed	(779)	(2,018)	(8,547)	(22,545)
Net increase (decrease) .	(574)	(1,393)	$ (6,294)	$ (15,544)
Fidelity Mortgage
Securities Fund
Shares sold	12,458	60,281	$ 137,177	$ 676,321
Reinvestment of
distributions	3,365	6,543	36,994	73,241
Shares redeemed	(28,561)	(37,075)	(314,291)	(414,945)
Net increase (decrease) .	(12,738)	29,749	$ (140,120)	$ 334,617
Institutional Class
Shares sold	297	733	$ 3,254	$ 8,212
Reinvestment of
distributions	26	44	289	496
Shares redeemed	(366)	(476)	(4,000)	(5,316)
Net increase (decrease) .	(43)	301	$ (457)	$ 3,392

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Securities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

36

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money Management,
Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AMORI-USAN-0606 1.784899.103

Fidelity Mortgage Securities Fund (A Class of Fidelity® Advisor Mortgage Securities Fund)

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	17	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	27	Notes to the financial statements.
Board Approval of	36
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,009.70	$ 3.74
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class T
Actual	$ 1,000.00	$ 1,010.30	$ 4.04
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,005.90	$ 7.51
HypotheticalA	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 7.91
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,011.20	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.22	$ 2.61
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	75%
Class T	81%
Class B	1.51%
Class C	1.59%
Fidelity Mortgage Securities Fund	45%
Institutional Class	52%

5 Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 4%	2.2	2.0
4 – 4.99%	15.6	30.1
5 – 5.99%	60.1	36.9
6 – 6.99%	15.2	14.2
7% and over	3.2	3.4

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	5.7	4.5

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	4.0	3.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

(dagger) Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com. and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

U.S. Government Agency Mortgage Securities 85.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – 63.9%
3.734% 1/1/35 (d)	$ 439	$ 431
3.749% 12/1/34 (d)	351	345
3.752% 10/1/33 (d)	297	290
3.782% 12/1/34 (d)	67	66
3.792% 6/1/34 (d)	1,386	1,340
3.824% 6/1/33 (d)	228	224
3.829% 1/1/35 (d)	284	280
3.847% 1/1/35 (d)	857	842
3.853% 11/1/34 (d)	1,716	1,689
3.854% 10/1/33 (d)	7,169	7,018
3.869% 1/1/35 (d)	514	506
3.879% 6/1/33 (d)	1,188	1,166
3.902% 10/1/34 (d)	332	327
3.913% 5/1/34 (d)	112	112
3.917% 12/1/34 (d)	267	263
3.947% 11/1/34 (d)	553	545
3.957% 1/1/35 (d)	362	356
3.96% 5/1/33 (d)	107	105
3.972% 12/1/34 (d)	283	279
3.978% 12/1/34 (d)	358	353
3.983% 12/1/34 (d)	1,869	1,843
3.988% 1/1/35 (d)	231	228
4% 6/1/18 to 5/1/19	20,248	18,933
4.003% 12/1/34 (d)	173	171
4.006% 2/1/35 (d)	247	243
4.013% 1/1/35 (d)	499	492
4.021% 2/1/35 (d)	224	221
4.042% 12/1/34 (d)	516	509
4.048% 10/1/18 (d)	275	270
4.05% 1/1/35 (d)	143	141
4.051% 1/1/35 (d)	232	229
4.066% 4/1/33 (d)	103	101
4.067% 1/1/35 (d)	476	470
4.09% 2/1/35 (d)	191	188
4.091% 2/1/35 (d)	480	474
4.092% 2/1/35 (d)	183	180
4.106% 2/1/35 (d)	903	892
4.109% 1/1/35 (d)	518	511
4.113% 11/1/34 (d)	403	398
4.115% 2/1/35 (d)	582	575
4.121% 1/1/35 (d)	492	485
4.122% 1/1/35 (d)	904	893

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
4.144% 1/1/35 (d)	$ 781	$ 774
4.153% 2/1/35 (d)	496	489
4.166% 11/1/34 (d)	123	122
4.176% 1/1/35 (d)	432	427
4.178% 1/1/35 (d)	916	906
4.178% 1/1/35 (d)	634	616
4.188% 10/1/34 (d)	769	763
4.22% 3/1/34 (d)	267	261
4.223% 1/1/35 (d)	281	278
4.25% 2/1/35 (d)	320	311
4.267% 2/1/35 (d)	181	179
4.28% 8/1/33 (d)	615	608
4.283% 3/1/35 (d)	285	281
4.287% 7/1/34 (d)	231	230
4.299% 5/1/35 (d)	414	410
4.304% 12/1/34 (d)	183	181
4.316% 3/1/33 (d)	152	148
4.356% 1/1/35 (d)	316	308
4.357% 4/1/35 (d)	193	190
4.362% 2/1/34 (d)	711	699
4.392% 1/1/35 (d)	362	359
4.393% 11/1/34 (d)	3,823	3,790
4.395% 5/1/35 (d)	911	901
4.398% 2/1/35 (d)	463	452
4.434% 10/1/34 (d)	1,463	1,452
4.436% 4/1/34 (d)	476	471
4.438% 3/1/35 (d)	422	412
4.465% 8/1/34 (d)	924	910
4.474% 5/1/35 (d)	305	302
4.481% 1/1/35 (d)	434	430
4.5% 4/1/18 to 4/1/35	254,071	236,188
4.504% 8/1/34 (d)	598	597
4.54% 2/1/35 (d)	1,948	1,933
4.543% 2/1/35 (d)	208	207
4.545% 7/1/35 (d)	1,116	1,105
4.546% 2/1/35 (d)	305	303
4.704% 3/1/35 (d)	525	515
4.726% 7/1/34 (d)	871	859
4.798% 12/1/32 (d)	420	419
4.798% 12/1/34 (d)	332	328
5% 9/1/16 to 12/1/34	98,875	96,108
5% 5/1/36 (b)	78,531	74,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
5% 5/1/36 (b)	$ 46,000	$ 43,515
5% 5/1/36 (b)	102,043	96,529
5% 5/1/36 (b)	14,900	14,095
5.104% 5/1/35 (d)	2,074	2,072
5.197% 6/1/35 (d)	1,474	1,474
5.5% 1/1/09 to 2/1/36	219,507	215,648
5.5% 5/1/36 (b)	101,791	98,862
5.5% 5/11/36 (b)	40,000	38,849
6% 4/1/08 to 6/1/35	143,689	144,273
6% 5/1/36 (b)(c)	30,222	30,087
6.5% 2/1/20 to 12/1/35	61,976	63,197
6.5% 5/1/36 (b)	3,041	3,092
7% 3/1/17 to 7/1/33	7,048	7,262
7.5% 4/1/22 to 9/1/32	3,090	3,211
8% 9/1/07 to 12/1/29	28	30
8.5% 1/1/16 to 7/1/31	389	413
9% 6/1/09 to 10/1/30	937	1,010
9.5% 5/1/07 to 8/1/22	170	185
11% 8/1/10	95	101
12.25% 5/1/13 to 5/1/15	36	41
12.5% 8/1/15 to 3/1/16	47	53
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	33	39
		1,239,538
Freddie Mac – 21.1%
4% 4/1/19	5,608	5,227
4.05% 12/1/34 (d)	332	326
4.106% 12/1/34 (d)	466	459
4.152% 1/1/35 (d)	422	416
4.263% 3/1/35 (d)	420	414
4.294% 5/1/35 (d)	745	735
4.304% 12/1/34 (d)	439	427
4.33% 1/1/35 (d)	975	962
4.353% 2/1/35 (d)	895	883
4.443% 3/1/35 (d)	436	424
4.45% 2/1/34 (d)	424	416
4.462% 6/1/35 (d)	667	657
4.482% 3/1/35 (d)	487	474
4.484% 3/1/35 (d)	3,036	2,985
4.5% 8/1/33	4,728	4,349

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac – continued
4.552% 2/1/35 (d)	$ 698	$ 681
5% 7/1/33 to 9/1/35	129,426	122,406
5.007% 4/1/35 (d)	2,325	2,314
5.405% 8/1/33 (d)	193	193
5.5% 6/1/09 to 2/1/36	233,613	227,732
6% 5/1/16 to 10/1/34	14,035	14,074
6.5% 1/1/24 to 12/1/33	11,597	11,837
7.5% 2/1/08 to 7/1/32	10,024	10,391
8% 10/1/07 to 4/1/21	71	73
8.5% 7/1/09 to 9/1/20	169	178
9% 9/1/08 to 5/1/21	495	528
10% 1/1/09 to 5/1/19	144	154
10.5% 8/1/10 to 2/1/16	14	15
12.5% 5/1/12 to 12/1/14	90	100
13% 12/1/13 to 6/1/15	135	154
		409,984
Government National Mortgage Association – 0.5%
6.5% 5/15/28 to 7/15/34	2,108	2,172
7% 2/15/24 to 7/15/32	3,418	3,558
7.5% 12/15/06 to 4/15/32	1,976	2,069
8% 12/15/06 to 12/15/25	788	828
8.5% 8/15/16 to 10/15/28	1,209	1,298
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	78	88
13% 10/15/13	7	8
13.5% 7/15/11	10	11
		10,034

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,704,239)		1,659,556

Asset Backed Securities 0.8%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1,
4.9406% 2/28/41 (d)	4,008	4,009
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (a)	203	203
GSAMP Trust Series 2005-MTR1 Class A1, 5.0994%
10/25/35 (d)	4,576	4,576
Long Beach Mortgage Loan Trust Series 2003-3 Class M1,
5.7094% 7/25/33 (d)	3,741	3,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ocala Funding LLC Series 2006-1A Class A, 6.2181%
3/20/11 (a)(d)	$ 2,100	$ 2,100
Residential Asset Mortgage Products, Inc. Series 2003-RZ2
Class A1, 3.6% 4/25/33	697	675
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)	918	874
TOTAL ASSET BACKED SECURITIES
(Cost $16,243)		16,197

Collateralized Mortgage Obligations 8.6%

Private Sponsor 1.0%
Adjustable Rate Mortgage Trust floater Series 2004-4
Class 5A2, 5.3594% 3/25/35 (d)	718	719
Countrywide Home Loans, Inc. sequential pay Series 2002-25
Class 2A1, 5.5% 11/27/17	1,128	1,123
Credit Suisse First Boston Mortgage Acceptance Corp.
sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	2,299	2,300
CS First Boston Mortgage Securities Corp. Series 2002-15R
Class A1, 3.7763% 1/28/32 (a)(d)	422	371
Gracechurch Mortgage Funding PLC floater Series 1A
Class DB, 5.4981% 10/11/41 (a)(d)	2,520	2,519
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5%
4/25/18	5,675	5,707
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,239	1,239
Series 2004-SL2 Class A1, 6.5% 10/25/16	316	319
WAMU Mortgage pass thru certificates sequential pay
Series 2002-S6 Class A25, 6% 10/25/32	780	778
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	4,865	4,811

TOTAL PRIVATE SPONSOR		19,886
U.S. Government Agency 7.6%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,290	2,332
Series 1994-23 Class PX, 6% 8/25/23	2,910	2,900
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,271
Series 1999-15 Class PC, 6% 9/25/18	2,859	2,873
Series 2003-26 Class KI, 5% 12/25/15 (f)	4,190	393

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae: – continued
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(f)	$ 3,015	$ 527
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,225
Series 2002-11 Class QB, 5.5% 3/25/15	837	835
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	3,977
Series 2003-73 Class GA, 3.5% 5/25/31	12,329	11,425
sequential pay:
Series 2002-9 Class C, 6.5% 6/25/30	3,571	3,582
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	6,889
Series 2005-41 Class LA, 5.5% 5/25/35	3,477	3,411
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,289
Series 2002-50 Class LE, 7% 12/25/29	202	203
Series 2003-42 Class HS, 2.1406% 12/25/17 (d)(f)	12,220	626
Series 2005-50 Class DZ, 5% 6/25/35	1,008	1,002
Series 2005-69 Class ZL, 4.5% 8/25/25	1,699	1,693
Freddie Mac:
floater Series 2344 Class FP, 5.86% 8/15/31 (d)	1,513	1,542
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	2,180	2,185
Series 2512 Class PG, 5.5% 10/15/22	5,100	4,886
Series 70 Class C, 9% 9/15/20	203	202
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,084	1,092
Series 2516 Class AH, 5% 1/15/16	1,201	1,190
Freddie Mac Manufactured Housing participation certificates
guaranteed planned amortization class Series 2043
Class CJ, 6.5% 4/15/28	1,862	1,925
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (d)	2,988	3,066
Class PF, 5.89% 12/15/31 (d)	2,735	2,819
Series 2410 Class PF, 5.89% 2/15/32 (d)	5,993	6,173
Series 2412 Class GF, 5.86% 2/15/32 (d)	1,259	1,296
Series 2958 Class TF, 0% 4/15/35 (d)	836	785
planned amortization class:
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,362
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,111
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,094

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed: –
continued
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	$ 3,375	$ 3,348
Series 2810 Class PD, 6% 6/15/33	2,540	2,506
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,725
Series 3077 Class TO, 4/15/35 (g)	5,146	3,577
sequential pay:
Series 2135 Class JE, 6% 3/15/29	3,328	3,299
Series 2281 Class ZB, 6% 3/15/30	1,439	1,445
Series 2608 Class FJ, 5.31% 3/15/17 (d)	3,995	4,014
Series 2638 Class FA, 5.31% 11/15/16 (d)	3,694	3,710
Series 2644 Class EF, 5.26% 2/15/18 (d)	4,166	4,184
Series 2750 Class ZT, 5% 2/15/34	2,418	2,041
Series 3097 Class IA, 5.5% 3/15/33 (f)	5,461	1,132
Series 1658 Class GZ, 7% 1/15/24	3,561	3,672

TOTAL U.S. GOVERNMENT AGENCY		146,834

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $168,700)		166,720

Commercial Mortgage Securities 3.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.107%
2/14/43 (d)(f)	38,930	1,632
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class B, 4.888% 5/14/16 (a)	560	552
Class C, 4.937% 5/14/16 (a)	1,165	1,150
Class D, 4.986% 5/14/16 (a)	425	420
Class E, 5.064% 5/14/16 (a)	1,315	1,305
Class F, 5.182% 5/14/16 (a)	315	313
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL,
0.6989% 5/15/35 (a)(d)(f)	31,753	1,740
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,190
Class F, 7.734% 1/15/32	600	642
COMM floater Series 2001-FL5A Class E, 6.4013%
11/15/13 (a)(d)	2,823	2,822

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41		$ 6,079	$ 6,367
Series 1997-C2 Class D, 7.27% 1/17/35		5,175	5,390
Series 1998-C1 Class D, 7.17% 5/17/40		3,360	3,585
Deutsche Mortgage & Asset Receiving Corp. sequential pay
Series 1998-C1 Class D, 7.231% 6/15/31		1,390	1,442
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5313%
2/17/24 (d)		4,606	4,793
Fannie Mae guaranteed REMIC pass thru certificates
Series 1998-49 Class MI, 0.826% 6/17/38 (d)(f)		86,766	3,242
Greenwich Capital Commercial Funding Corp. Series 2002-C1
Class SWDB, 5.857% 11/11/19 (a)		2,600	2,560
GS Mortgage Securities Corp. II Series 1998-GLII Class E,
6.9671% 4/13/31 (d)		390	401
Host Marriott Pool Trust sequential pay Series 1999-HMTA
Class B, 7.3% 8/3/15 (a)		785	828
LB-UBS Commercial Mortgage Trust sequential pay
Series 2000-C3 Class A2, 7.95% 1/15/10		2,790	3,014
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13%
11/20/37 (a)		10,815	8,849
Morgan Stanley Capital I, Inc. Series 1997-RR Class C,
7.3486% 4/30/39 (a)(d)		1,550	1,550
Trizechahn Office Properties Trust Series 2001-TZHA Class E3,
7.253% 3/15/13 (a)		4,276	4,389
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $62,062)			58,176

Fixed Income Funds 21.8%
		Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $421,431)		4,247,691	422,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Cash Equivalents 0.7%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.78%, dated 4/28/06 due 5/1/06)
(Cost $13,483)		$ 13,488	$ 13,483

TOTAL INVESTMENT PORTFOLIO 120.4%
(Cost $2,386,158)			2,336,735

NET OTHER ASSETS (20.4)%			(396,533)
NET ASSETS 100%			$ 1,940,202

Swap Agreements
	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Interest Rate Swaps
Receive quarterly a floating rate based on
3-month LIBOR and pay semi-annually a
fixed rate equal to 5.234% with Lehman
Brothers, Inc.	March 2036	$ 9,000	$ 620
Receive semi-annually a fixed rate equal to
5.132% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	March 2009	50,000	(217)
TOTAL INTEREST RATE SWAPS		59,000	403
Total Return Swaps
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Citibank	May 2006	20,000	(70)
TOTAL TOTAL RETURN SWAPS		20,000	(70)
		$ 79,000	$ 333

See accompanying notes which are an integral part of the financial statements.

	15		Semiannual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $32,545,000 or
1.7% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) A portion of the security is subject to a
forward commitment to sell.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com and/or advisor.fidelity.com,
as applicable. The reports are located
just after the fund’s financial statements
and quarterly reports but are not part of
the financial statements or quarterly
reports. In addition, the fixed-income
central fund’s financial statements are
available on the EDGAR Database on
the SEC’s web site, www.sec.gov, or
upon request.

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(g) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Ultra Short Central Fund	$ 10,299

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
Fund	beginning of		Proceeds	period	end of period
(Amounts in thousands)	period
Fidelity Ultra Short
Central Fund	$ 447,428	$ —	$ 24,997	$ 422,603	5.9%

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $2,479,000 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $13,483)
See accompanying schedule:
Unaffiliated issuers (cost $1,964,727)	$ 1,914,132
Affiliated Central Funds (cost $421,431)	422,603
Total Investments (cost $2,386,158)		$ 2,336,735
Commitment to sell securities on a delayed delivery basis	(3,484)
Receivable for securities sold on a delayed delivery basis	3,483	(1)
Receivable for investments sold, regular delivery		1,605
Cash		434
Receivable for fund shares sold		1,184
Interest receivable		9,016
Swap agreements, at value		333
Total assets		2,349,306

Liabilities
Payable for investments purchased
Regular delivery	$ 4,764
Delayed delivery	400,122
Payable for fund shares redeemed	2,674
Distributions payable	600
Accrued management fee	522
Distribution fees payable	121
Other affiliated payables	244
Other payables and accrued expenses	57
Total liabilities		409,104

Net Assets		$ 1,940,202
Net Assets consist of:
Paid in capital		$ 1,994,428
Distributions in excess of net investment income		(2,708)
Accumulated undistributed net realized gain (loss) on
investments		(2,427)
Net unrealized appreciation (depreciation) on
investments		(49,091)
Net Assets		$ 1,940,202

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($52,667 ÷ 4,847.4 shares)	$ 10.86

Maximum offering price per share (100/95.25 of $10.86)	$ 11.40
Class T:
Net Asset Value and redemption price per share
($106,514 ÷ 9,790 shares)	$ 10.88

Maximum offering price per share (100/96.50 of $10.88)	$ 11.27
Class B:
Net Asset Value and offering price per share
($82,685 ÷ 7,611 shares)A	$ 10.86

Class C:
Net Asset Value and offering price per share
($34,311 ÷ 3,161 shares)A	$ 10.85

Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per
share ($1,648,518 ÷ 151,454 shares)	$ 10.88

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($15,507 ÷ 1,428 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 41,081
Income from affiliated Central Funds		10,299
Total income		51,380

Expenses
Management fee	$ 3,287
Transfer agent fees	1,217
Distribution fees	786
Fund wide operations fee	289
Independent trustees’ compensation	4
Miscellaneous	2
Total expenses before reductions	5,585
Expense reductions	(7)	5,578

Net investment income		45,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,646)
Affiliated Central Funds	(13)
Swap agreements	(740)
Total net realized gain (loss)		(5,399)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(16,594)
Swap agreements	459
Delayed delivery commitments	(1)
Total change in net unrealized appreciation
(depreciation)		(16,136)
Net gain (loss)		(21,535)
Net increase (decrease) in net assets resulting from
operations		$ 24,267

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,802	$ 80,564
Net realized gain (loss)	(5,399)	1,596
Change in net unrealized appreciation (depreciation) .	(16,136)	(52,287)
Net increase (decrease) in net assets resulting from
operations	24,267	29,873
Distributions to shareholders from net investment income .	(46,139)	(83,034)
Distributions to shareholders from net realized gain	—	(10,450)
Total distributions	(46,139)	(93,484)
Share transactions - net increase (decrease)	(179,406)	288,375
Total increase (decrease) in net assets	(201,278)	224,764

Net Assets
Beginning of period	2,141,480	1,916,716
End of period (including distributions in excess of net
investment income of $2,708 and distributions in
excess of net investment income of $2,371,
respectively)	$ 1,940,202	$ 2,141,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment
Operations
Net investment
incomeE	.235	.408	.365	.282	.502H	.630
Net realized and unre
alized gain (loss)	(.128)	(.267)	.181	.112	.172H	.613
Total from investment
operations	.107	.141	.546	.394	.674	1.243
Distributions from net
investment income	(.237)	(.421)	(.366)	(.274)	(.534)	(.653)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.237)	(.481)	(.516)	(.354)	(.534)	(.653)
Net asset value,
end of period	$ 10.86	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Total ReturnB,C,D	.97%	1.26%	4.97%	3.56%	6.26%	12.15%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.74%A	.82%	.86%	.81%	.84%	.85%
Expenses net of fee
waivers, if any	.74%A	.82%	.86%	.81%	.84%	.85%
Expenses net of all
reductions	.74%A	.82%	.86%	.81%	.84%	.85%
Net investment income	4.31%A	3.65%	3.24%	2.51%	4.55%H	5.86%
Supplemental Data
Net assets,
end of period
(in millions)	$ 53	$ 50	$ 55	$ 69	$ 63	$ 15
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment
Operations
Net investment
incomeE	.232	.400	.353	.270	.492H	.622
Net realized and unre
alized gain (loss)	(.118)	(.268)	.181	.101	.171H	.617
Total from investment
operations	.114	.132	.534	.371	.663	1.239
Distributions from net
investment income	(.234)	(.412)	(.354)	(.261)	(.523)	(.639)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.234)	(.472)	(.504)	(.341)	(.523)	(.639)
Net asset value,
end of period	$ 10.88	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total ReturnB,C,D	1.03%	1.18%	4.86%	3.34%	6.15%	12.09%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.81%A	.89%	.96%	.93%	.94%	.96%
Expenses net of fee
waivers, if any	.81%A	.89%	.96%	.93%	.94%	.96%
Expenses net of all
reductions	.81%A	.89%	.96%	.93%	.94%	.96%
Net investment income	4.25%A	3.57%	3.14%	2.39%	4.45%H	5.75%
Supplemental Data
Net assets,
end of period
(in millions)	$ 107	$ 126	$ 131	$ 155	$ 195	$ 106
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment
Operations
Net investment
incomeE	.194	.323	.278	.197	.421H	.551
Net realized and unre
alized gain (loss)	(.128)	(.257)	.172	.112	.171H	.611
Total from investment
operations	.066	.066	.450	.309	.592	1.162
Distributions from net
investment income	(.196)	(.336)	(.280)	(.189)	(.452)	(.572)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.196)	(.396)	(.430)	(.269)	(.452)	(.572)
Net asset value,
end of period	$ 10.86	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Total ReturnB,C,D	.59%	.58%	4.08%	2.78%	5.48%	11.32%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.50%A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of fee
waivers, if any	1.50%A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of all
reductions	1.50%A	1.58%	1.63%	1.57%	1.57%	1.60%
Net investment income	3.55%A	2.89%	2.48%	1.75%	3.82%H	5.11%
Supplemental Data
Net assets,
end of period
(in millions)	$ 83	$ 101	$ 134	$ 182	$ 176	$ 57
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value,
beginning of period .	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment
Operations
Net investment
incomeE	.189	.316	.273	.189	.413I	.112
Net realized and unre
alized gain (loss)	(.127)	(.257)	.172	.112	.173I	.238
Total from investment
operations	.062	.059	.445	.301	.586	.350
Distributions from net
investment income	(.192)	(.329)	(.275)	(.181)	(.436)	(.140)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.192)	(.389)	(.425)	(.261)	(.436)	(1.40)
Net asset value,
end of period	$ 10.85	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total ReturnB,C,D	.56%	.52%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net AssetsF,H
Expenses before
reductions	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Expenses net of fee
waivers, if any	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Expenses net of all
reductions	1.57%A	1.64%	1.68%	1.64%	1.64%	1.60%A
Net investment income	3.48%A	2.82%	2.42%	1.68%	3.75%I	4.87%A
Supplemental Data
Net assets,
end of period
(in millions)	$ 34	$ 41	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Fidelity Mortgage Securities Fund
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment
Operations
Net investment
incomeD	.252	.438	.390	.306	.526G	.654
Net realized and unre
alized gain (loss)	(.129)	(.257)	.183	.102	.170G	.619
Total from investment
operations	.123	.181	.573	.408	.696	1.273
Distributions from net
investment income	(.253)	(.451)	(.393)	(.298)	(.556)	(.673)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.253)	(.511)	(.543)	(.378)	(.556)	(.673)
Net asset value,
end of period	$ 10.88	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total ReturnB,C	1.12%	1.61%	5.21%	3.68%	6.47%	12.44%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.45%A	.55%	.62%	.60%	.63%	.66%
Expenses net of fee
waivers, if any	.45%A	.55%	.62%	.60%	.63%	.66%
Expenses net of all
reductions	.45%A	.55%	.62%	.60%	.63%	.66%
Net investment income	4.61%A	3.91%	3.48%	2.72%	4.76%G	6.04%
Supplemental Data
Net assets,
end of period
(in millions)	$ 1,649	$ 1,807	$ 1,525	$ 1,302	$ 1,208	$ 430
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Income from Investment
Operations
Net investment
incomeD	.247	.432	.387	.302	.513G	.644
Net realized and unre
alized gain (loss)	(.117)	(.266)	.182	.112	.171G	.610
Total from investment
operations	.130	.166	.569	.414	.684	1.254
Distributions from net
investment income	(.250)	(.446)	(.389)	(.294)	(.544)	(.664)
Distributions from net
realized gain	—	(.060)	(.150)	(.080)	—	—
Total distributions	(.250)	(.506)	(.539)	(.374)	(.544)	(.664)
Net asset value,
end of period	$ 10.86	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Total ReturnB,C	1.18%	1.48%	5.19%	3.75%	6.36%	12.27%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.51%A	.60%	.66%	.63%	.75%	.76%
Expenses net of fee
waivers, if any	.51%A	.60%	.66%	.63%	.75%	.75%
Expenses net of all
reductions	.51%A	.60%	.66%	.63%	.75%	.75%
Net investment income	4.54%A	3.87%	3.45%	2.69%	4.65%G	5.95%
Supplemental Data
Net assets,
end of period
(in millions)	$ 16	$ 16	$ 13	$ 16	$ 12	$ 7
Portfolio turnover rate .	149%A	183%	204%	356%	231%	194%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,198
Unrealized depreciation	(49,863)
Net unrealized appreciation (depreciation)	$ (44,665)
Cost for federal income tax purposes	$ 2,381,400

Semiannual Report

28

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses,

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements continued

respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accom panying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strate gies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differen tial between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

Semiannual Report

30

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $15,247 and $50,205, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 39	$ 1
Class T	0%	.25%	145	1
Class B	.65%	.25%	414	300
Class C	.75%	.25%	188	18
			$ 786	$ 320

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial interme diaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 6
Class T	5
Class B*	162
Class C*	2
$ 175

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder ser vicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Fidelity Mortgage Securities Fund’s average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62	.24*
Class T	119	.21*
Class B	114	.25*
Class C	42	.22*
Fidelity Mortgage Securities Fund	867	.10*
Institutional Class	13	.16*
	$ 1,217
* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agree ment (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

32

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $7.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Class A	$ 1,112	$ 2,029
Class T	2,457	4,745
Class B	1,644	3,543
Class C	657	1,456
Fidelity Mortgage Securities Fund	39,894	70,651
Institutional Class	375	610
Total	$ 46,139	$ 83,034
From net realized gain
Class A	$ —	$ 287
Class T	—	691
Class B	—	700
Class C	—	301
Fidelity Mortgage Securities Fund	—	8,396
Institutional Class	—	75
Total	$ —	$ 10,450

Semiannual Report

34

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	1,132	1,644	$ 12,460	$ 18,382
Reinvestment of
distributions	87	179	952	2,002
Shares redeemed	(963)	(2,106)	(10,573)	(23,537)
Net increase (decrease)	256	(283)	$ 2,839	$ (3,153)
Class T
Shares sold	912	3,841	$ 10,025	$ 43,073
Reinvestment of
distributions	212	458	2,330	5,128
Shares redeemed	(2,753)	(4,417)	(30,288)	(49,428)
Net increase (decrease)	(1,629)	(118)	$ (17,933)	$ (1,227)
Class B
Shares sold	109	374	$ 1,195	$ 4,184
Reinvestment of
distributions	120	308	1,322	3,440
Shares redeemed	(1,817)	(3,340)	(19,958)	(37,334)
Net increase (decrease)	(1,588)	(2,658)	$ (17,441)	$ (29,710)
Class C
Shares sold	158	501	$ 1,739	$ 5,615
Reinvestment of
distributions	47	124	514	1,386
Shares redeemed	(779)	(2,018)	(8,547)	(22,545)
Net increase (decrease)	(574)	(1,393)	$ (6,294)	$ (15,544)
Fidelity Mortgage
Securities Fund
Shares sold	12,458	60,281	$ 137,177	$ 676,321
Reinvestment of
distributions	3,365	6,543	36,994	73,241
Shares redeemed	(28,561)	(37,075)	(314,291)	(414,945)
Net increase (decrease)	(12,738)	29,749	$ (140,120)	$ 334,617
Institutional Class
Shares sold	297	733	$ 3,254	$ 8,212
Reinvestment of
distributions	26	44	289	496
Shares redeemed	(366)	(476)	(4,000)	(5,316)
Net increase (decrease)	(43)	301	$ (457)	$ 3,392

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Securities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

36

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)(automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MOR-USAN-0606 1.784900.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor Mortgage Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor Mortgage Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 16, 2006